PRIVATE PLACEMENT UNITS (Details) - USD ($)		12 Months Ended
	Jan. 14, 2022	Dec. 31, 2022
PRIVATE PLACEMENT UNITS
Proceeds from private placement		$ 3,760,000
Private Placement
PRIVATE PLACEMENT UNITS
Number of shares issued	376,000
Price per share	$ 10.00
Proceeds from private placement	$ 3,760,000
Number of shares in a unit	1
Number of warrants in a unit	1
Exercise price of warrant	$ 11.50